Investment Strategy	May 13, 2026
Humilis US SMID Focused ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Humilis Investment Strategies, LLC (the “Sub-Adviser”). The Fund will invest primarily in equity securities (e.g., common stock) of small and mid-capitalization (“SMID Cap”) U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small and mid-capitalization U.S. companies. For purposes of the Fund’s 80% policy, the Sub-Adviser defines SMID Cap companies as those having a market capitalization of less than $35 billion.
The Sub-Adviser combines top-down discipline with bottom-up fundamental research to identify small and mid-capitalization equity securities that it believes represent superior risk/reward opportunities in the U.S. The Sub-Adviser develops a broad macroeconomic view based upon its detailed top-down analysis of the current and future economic environment, including liquidity conditions, interest rates, credit spreads, inflation, and market sentiment. Based on this view, the Sub-Adviser identifies industry and sector trends and catalysts that it believes will drive performance via the expectation of accelerated earnings growth and/or mitigation of risk.
The bottom-up fundamental research focuses on the continuous identification of high quality companies that the Sub-Adviser believes are likely to gain market share through all aspects of the business cycle, focusing on companies with attractive growth metrics such as long-term earnings per share (EPS) growth and stable or improving operating measures such as profit margins or return on equity (ROE). The Sub-Adviser also seeks securities that appear to the Sub-Adviser to be reasonably valued given the company’s specific earnings growth outlook. Finally, the Sub-Adviser prefers companies with a history of free cash flow, dividend growth and responsible debt management, and strong and transparent balance sheets that allow for financial flexibility during economic downturns and throughout the business cycle.
Although the Fund seeks investments across a number of sectors, the Fund may have significant positions in particular sectors from time to time. The Fund will typically limit the weight of individual companies to not more than 5% of the Fund’s net assets at the time of purchase.
All stocks in the portfolio are continuously monitored, and the Sub-Adviser may sell or pare back a portfolio holding based on the following considerations: changes in fundamental factors with a company’s operations and business as they relate to corporate developments, changes in the macroeconomic landscape, if a stock price reaches its approximate sell target, if the Sub-Adviser’s initial investment thesis deteriorates, periods of accelerated appreciation or significant price deterioration, or if the Sub-Adviser determines to sell for any other reason in its sole discretion.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small and mid-capitalization U.S. companies.
Humilis US Large Cap Fundamental Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Humilis Investment Strategies, LLC (the “Sub-Adviser”). The Fund will invest primarily in equity securities (e.g., common stock) of large-capitalization U.S. companies that the Sub-Adviser considers to be high quality and value-oriented. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-capitalization U.S. companies. For purposes of the Fund’s 80% policy, the Sub-Adviser defines large-capitalization companies as those having a market capitalization of more than $8 billion or within the market capitalization range of the 1,000 largest U.S.-listed companies by market capitalization.

The Sub-Adviser combines top-down discipline with bottom-up fundamental research to identify large-capitalization equity securities that it believes represent superior risk/reward opportunities in the United States. The Sub-Adviser develops a broad macroeconomic view based upon its detailed top-down analysis of the current and future economic environment, including liquidity conditions, interest rates, credit spreads, inflation, and market sentiment. Based on this view, the Sub-Adviser identifies industry and sector trends and catalysts that it believes will drive performance via the expectation of accelerated earnings growth and/or mitigation of risk. The Sub-Adviser seeks to build evidence-based portfolios and manage risk through patience, structure, and constant re-evaluation. The bottom-up fundamental research focuses on the continuous identification of high quality companies that the Sub-Adviser believes are likely to gain market share through all aspects of the business cycle, focusing on companies with proven earnings power that appear to the Sub-Adviser to be reasonably valued given the company’s specific earnings growth outlook. Finally, the Sub-Adviser prefers companies with a history of free cash flow, dividend growth and responsible debt management, and strong and transparent balance sheets that allow for financial flexibility during economic downturns and throughout the business cycle.
Although the Fund seeks investments across a number of sectors, the Fund may have significant positions in particular sectors from time to time.
All stocks in the portfolio are continuously monitored and the Sub-Adviser may sell or pare back a portfolio holding based on the following considerations: changes in fundamental factors with a company’s operations and business as they relate to corporate developments, changes in the macroeconomic landscape, if a stock price reaches its approximate sell target, if the Sub-Adviser’s initial investment thesis deteriorates, periods of accelerated appreciation or significant price deterioration, or if the Sub-Adviser determines to sell for any other reason in its sole discretion.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large-capitalization U.S. companies.
Humilis US Focused Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Humilis Investment Strategies, LLC (the “Sub-Adviser”). The Fund will invest primarily in equity securities (e.g., common stock) of large-capitalization U.S. companies (generally those among the 500 largest U.S. companies by market capitalization). Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in the securities of U.S. companies.
The Sub-Adviser combines top-down discipline with bottom-up fundamental research to identify equity securities that it believes represent superior risk/reward opportunities in the U.S. The Sub-Adviser develops a broad macroeconomic view based upon its detailed top-down analysis of the current and future economic environment, including liquidity conditions, interest rates, credit spreads, inflation, and market sentiment. Based on this view, the Sub-Adviser identifies industry and sector trends and catalysts that it believes will drive performance via the expectation of accelerated earnings growth and/or mitigation of risk. The Sub-Adviser seeks to build evidence-based portfolios and manage risk through patience, structure, and constant re-evaluation. The bottom-up fundamental research focuses on the continuous identification of high quality companies that the Sub-Adviser believes are likely to gain market share through all aspects of the business cycle, focusing on companies with attractive growth metrics such as long-term earnings per share (EPS) growth and stable or improving operating measures such as profit margins or return on equity (ROE). The Sub-Adviser also seeks securities that appear to the Sub-Adviser to be reasonably valued given the company’s specific earnings growth outlook. Finally, the Sub-Adviser prefers companies with a history of free cash flow, dividend growth and responsible debt management, and strong and transparent balance sheets that allow for financial flexibility during economic downturns and throughout the business cycle.
Although the Fund seeks investments across a number of sectors, the Fund may have significant positions in particular sectors from time to time. The Fund will typically limit the weight of individual companies to not more than 10% of the Fund’s net assets at the time of purchase.
All stocks in the portfolio are continuously monitored and the Sub-Adviser may sell or pare back a portfolio holding based on the following considerations: changes in fundamental factors with a company’s operations and business as they relate to corporate developments, changes in the macroeconomic landscape, if a stock price reaches its approximate sell target, if the Sub-Adviser’s initial investment thesis deteriorates, periods of accelerated appreciation or significant price deterioration, or if the Sub-Adviser determines to sell for any other reason in its sole discretion.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in the securities of U.S. companies.
Humilis US Dividend Growth Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Humilis Investment Strategies, LLC (the “Sub-Adviser”). The Fund will invest primarily in equity securities (e.g., common stock) of U.S. companies that offer attractive and quantifiable income and dividend growth characteristics. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities of U.S. companies.
The Sub-Adviser combines top-down discipline with bottom-up fundamental research to identify equity securities that it believes represent superior risk/reward opportunities in the United States. The Sub-Adviser develops a broad macroeconomic view based upon its detailed top-down analysis of the current and future economic environment, including liquidity conditions and market sentiment. Based on this view, the Sub-Adviser identifies industry and sector trends and catalysts that it believes will drive performance via the expectation of accelerated earnings growth and/or mitigation of risk. The Sub-Adviser seeks to build evidence-based portfolios and manage risk through patience, structure, and constant re-evaluation. The bottom-up fundamental research focuses on the continuous identification of high quality companies with a consistent dividend history and consistent dividend growth.
The portfolio is constructed around three fundamental dividend strategies: core dividend, yield focused, and dividend growth. Core dividend companies typically have a dividend yield greater than the average yield for large-cap U.S. equity securities, no dividend cuts in the past 10 years, an attractive free-cash-flow yield, and positive dividend growth. Yield focused companies are generally those with a dividend yield greater than 3.5% and no dividend cuts in the past five years. Dividend growth companies generally have a dividend yield of greater than 1%, no dividend cuts in the past five years, attractive free-cash-flow relative to dividends, and a dividend payout ratio that is generally lower than the average for large-cap U.S. equity securities.
The Sub-Adviser also seeks securities that appear to the Sub-Adviser to be reasonably valued given the company’s specific earnings growth outlook. Finally, the Sub-Adviser prefers companies with strong and transparent balance sheets that allow for financial flexibility during economic downturns and throughout the business cycle. The Sub-Adviser’s top-down macroeconomic view and its determination of the key industry and sector trends and catalysts guide the selection of companies identified through this fundamental analysis for the portfolio.
Although the Fund seeks investments across a number of sectors, the Fund may have significant positions in particular sectors from time to time.
All stocks in the portfolio are continuously monitored and the Sub-Adviser may sell or pare back a portfolio holding based on the following considerations: changes in fundamental factors with a company’s dividends including a reduction in its quarterly dividend payment, if a company’s dividend yield drops below certain targets, if a stock price reaches its approximate sell target, or if the Sub-Adviser determines to sell for any other reason in its sole discretion.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in dividend-paying securities of U.S. companies.